ACCOUNTS RECEIVABLE (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
ACCOUNTS RECEIVABLE
Accounts receivable, gross	$ 29,974,474	$ 21,584,671
Less: allowance for doubtful accounts	(7,580,664)	(6,617,485)	$ (255,322)
Accounts receivable, net	$ 22,393,810	$ 14,967,186